FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS

NOTE 4. FAIR VALUE MEASUREMENTS

The following table presents the carrying amounts and estimated fair values of our Company’s financial instruments at December 31, 2022 and 2021.

(in US$ thousands)	2022		2021
	Carrying amount	Fair value	Carrying amount	Fair value
Financial assets
Cash and cash equivalents	$38,794	$38,794	$41,455	$41,455
Accounts receivable	199	199	265	265
Restricted cash	313	313	306	306
Refundable deposits	192	192	211	211
Investment in securities - current	7,950	7,950	—	—
Investment in securities - noncurrent	2,371	2,371	10,322	10,322
Financial liabilities
Accounts payable	53	53	118	118
Accrued expenses	1,151	1,151	1,435	1,435
Lease liabilities - current and noncurrent	1,333	1,333	1,987	1,987

The carrying amounts shown in the table are included in the consolidated balance sheets under the indicated captions.

The fair values of the financial instruments shown in the above table as of December 31, 2022 and 2021 represent the amounts that would be received to sell those assets or that would be paid to transfer those liabilities in an arm’s length transaction between market participants at that date. Those fair value measurements maximize the use of observable inputs. In situations where there is little market activity for the asset or liability at the measurement date, the fair value measurement reflects our Company’s own judgments about the assumptions that market participants would use in pricing the asset or liability. Those judgments are developed by us based on the best information available in the circumstances, including expected cash flows and appropriately risk-adjusted discount rates, available observable and unobservable inputs.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

•
Cash and cash equivalents, accounts receivable, restricted cash, accounts payable, accrued expenses: The carrying amounts, at face value or cost plus accrued interest, approximate fair value because of the short maturity of these instruments.
•
Refundable deposits: Measurement of refundable deposits with no fixed maturities is based on carrying amounts.
•
Investment in securities – current and noncurrent: Valuation techniques are applied for measurement of debt and equity securities.
•
Lease liabilities: Measured at discounted amounts of lease payments.

Assets and Liabilities that are Measured at Fair Value on a Recurring Basis

Our Company has segregated all financial assets and liabilities that are measured at fair value on a recurring basis (at least annually) into the most appropriate level within the fair value hierarchy based on the inputs used to determine the fair value at the measurement date in the table below.

Assets and liabilities measured at fair value on a recurring basis are summarized as below:

(in US$ thousands)	Fair Value Measurement Using
	Level 1	Level 2	Level 3	At December 31, 2022
Assets
Restricted cash - time deposits	$—	$313	$—	$313
Investment in securities - current	—	—	7,950	7,950
Investment in securities - noncurrent	—	—	2,371	2,371
	$—	$313	$10,321	$10,634

(in US$ thousands)	Fair Value Measurement Using
	Level 1	Level 2	Level 3	At December 31, 2021
Assets
Restricted cash - time deposits	$—	$306	$—	$306
Investment in securities - noncurrent	—	—	10,322	10,322
	$—	$306	$10,322	$10,628

Our Company’s accounting policy is to recognize transfers between levels of the fair value hierarchy on the date of the event or change in circumstances that caused the transfer. There were no transfers into or out of Level 3 for the years ended December 31, 2022 and 2021.

Level 2 measurements:

Cash equivalents – time deposits and restricted cash – time deposits are interest-earning deposits in banks, and the cash flows are estimated based on the terms of the contracts and discounted using the market interest rates applicable to the maturity of the contracts, which are adjusted to reflect credit risks on counterparties. As the inputs into the valuation techniques are readily observable, these deposits are classified in Level 2 of the fair value hierarchy.

Level 3 measurements:

For assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during 2022 and 2021, a reconciliation of the beginning and ending balances are presented as follows:

(in US$ thousands)	2022
	Investment in debt securities	Investment in equity securities
Balance at beginning of year	$8,132	$2,190
Purchase	—	—
Disposal	—	—
Total gains or (losses) (realized/unrealized)
included in earnings	—	409
included in other comprehensive income - unrealized gain (loss) on security	620	—
included in other comprehensive income - foreign currency items	(802)	(228)
Balance at end of year	$7,950	$2,371
The amount of total gains or (losses) for the period included in earnings attributable to the change in unrealized gains or losses relating to assets still held at the reporting date.	$—	$409

(in US$ thousands)	2021
	Investment in debt securities	Investment in equity securities
Balance at beginning of year	$10,000	$—
Purchase	—	2,190
Disposal	(2,033)	—
Total gains or (losses) (realized/unrealized)
included in earnings	—	—
included in other comprehensive income - unrealized gain (loss) on security	(124)	—
included in other comprehensive income - foreign currency items	289	—
Balance at end of year	$8,132	$2,190
The amount of total gains or (losses) for the period included in earnings attributable to the change in unrealized gains or losses relating to assets still held at the reporting date.	$—	$—

The significant unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy, together with a quantitative sensitivity analysis as of December 31, 2022 and 2021 are shown below:

Investment in securities - Level 3 financial assets

Sensitivity of the Input to Fair Value

					Changes of Fair Value (in US$ thousands)
Calculation Date	Valuation Technique	Significant Unobservable Inputs	Rate for debt investment	Rate for equity investment	If the Rate of Input changes by -1%	If the Rate of Input changes by +1%
December 31, 2022	The discounted cash flow analysis to estimate the enterprise value, and then the option pricing method to allocate equity value among various classes of stakeholders.	Discount rate for future cash flows	38.5%	38.5%	Debt securities: +$372 Equity securities: +$175	Debt securities: -$262 Equity securities: -$170
		Discount for lack of marketability (“DLOM”)	From 4.0% to 12.0% for different scenarios	From 6.0% to 12.0% for different scenarios	Debt securities: +$93 Equity securities: +$26	Debt securities: -$93 Equity securities: -$25
		Volatility	From 28% to 31.0% for different scenarios	From 28% to 31.0% for different scenarios	Debt securities: +$23 Equity securities: +$16	Debt securities: +$24 Equity securities: -$10
December 31, 2021	The backsolve method to estimate the enterprise value, and then the option pricing method to allocate equity value among various classes of stakeholders	Discount for lack of marketability (“DLOM”)	From 9.0% to 18.0% for different scenarios	From 11.0% to 18.0% for different scenarios	Debt securities: +$93 Equity securities: +$26	Debt securities: -$92 Equity securities: -$26
		Volatility	36.0%	36.0%	Debt securities: -$9 Equity securities: +$13	Debt securities: +$2 Equity securities: -$12

When estimating the value of the early stage enterprise, if there was a recent financing transaction, the backsolve method under market approach was used for inferring the enterprise value implied by the recent financing transaction. The backsolve method involves selecting the future scenarios available to the enterprise, making assumptions for the expected time to liquidity, volatility and risk-free rate, calibrating the allocation of value within those scenarios and the probabilities for each scenario, and then solving for the enterprise value, such that value for the most recent financing equals the amount paid for the subscribed share category. Market and the issuer’s company operating conditions are then considered between the recent transaction date and subsequent measurement dates.

In the absence of observable market prices or a recent financing transaction, we obtained sufficient financial and operational information from the issuer’s company, using the income approach as our primary method, which reflects the close relationship between the future cash generating ability of the issuer’s company and respective enterprise value. As the issuer’s company was still at its early stage of development with limited historical track record, market multiples were conducted for supplementary reference only.

The derived enterprise value was then served as a reasonable basis for the subsequent equity value allocation exercise to estimate the portion assignable to the issuer’s convertible note and respective share categories as of the measurement date by applying a hybrid method of Probability Weighted Expected Return Method (“PWERM”) and Option Pricing Method (“OPM”). Such hybrid method estimates the probability weighted value across multiple scenarios, using OPM to estimate the allocation of value within one or more of those scenarios.

Assets and Liabilities that are Measured at Fair Value on a Nonrecurring Basis

Assets and liabilities measured at fair value on a nonrecurring basis include measuring impairment when required for long-lived assets. For GigaMedia, long-lived assets measured at fair value on a nonrecurring basis include property, plant, and equipment, intangible assets, operating lease ROU assets, and prepaid licensing and royalty fees.

No assets and liabilities measured at fair value on a nonrecurring basis were determined to be impaired as of December 31, 2022 and 2021.